Financial Instruments, Financial Risks and Capital Risks Management - Schedule of Financial Instruments at the End of the Reporting Period (Details) - Financial Instruments [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Cash and bank balances	$ 940,963	$ 8,100,899
Trade and other receivables (excluding prepayments)	24,074,442	19,378,050
Inventories	257,485
Loan receivables		16,845,821
Finance assets, at fair value through other comprehensive income	17,513,555	28,547,482
Amount due from related parties	62,833,133
Financial liabilities
Trade and other payables	13,237,049	4,415,133
Bank and other borrowings		182,391
Amount due to related parties	456,084	487,111
Convertible notes liabilities	2,930,281
Warrant liabilities	$ 2,625,440	$ 33,305